Loans to group companies (Tables)	12 Months Ended
Dec. 31, 2019
Aegon N.V [member]
Statement [LineItems]
Summary of Loans to Group Companies

	2019	2018
At January 1	2,487	2,690
Additions / (repayments)	(1,194)	(333)
Other changes	45	131
At December 31	1,337	2,487

Current	957	2,427
Non-current	380	60